Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company’s contractual obligations
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$287,770	168,307	119,463	-	$-
Repayment of bank loans	2,353,500	2,353,500	-	-	-
Total	$2,641,270	2,521,807	119,463	-	$-